COMMITMENTS AND CONTINGENCIES (Details)		9 Months Ended	12 Months Ended
	Oct. 13, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 07, 2022 shares	Sep. 04, 2022 USD ($)	Jul. 01, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 16, 2022 USD ($)	Jan. 18, 2022 USD ($)	Oct. 31, 2021 USD ($)	Jul. 27, 2020 item
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item											3
Cash underwriting discount per unit | $ / shares		$ 0.20	$ 0.20
Cash underwriting discount paid		$ 4,600,000	$ 4,600,000
Deferred fee per unit | $ / shares		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 8,050,000	$ 8,050,000
Sponsor
COMMITMENTS AND CONTINGENCIES
Interest rate									12.00%
Business Combination Agreement | PIPE Investors | 12.0% convertible senior notes
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 25,000,000.0
Interest rate	12.00%
Business Combination Agreement | PIPE Investors | 15.5% convertible notes [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price of additional shares issued	$ 200,000,000.0
Interest rate	15.50%
Business Combination Agreement | ACE SO3 SPV Limited
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price							$ 20,000,000.0
Business Combination Agreement | Common stock | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Price per share | $ / shares	$ 10.00
Additional number of shares issued | shares	550,000
Aggregate purchase price of additional shares issued	$ 5,500,000
Business Combination Agreement | Tempo | Common stock
COMMITMENTS AND CONTINGENCIES
Number of shares outstanding | shares	23,500,000
Price per share | $ / shares	$ 10.00
Aggregate purchase price	$ 235,000,000
Cantor purchase agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price								$ 100,000,000.0
Merger Agreement | Sponsor
COMMITMENTS AND CONTINGENCIES
Price per share | $ / shares		$ 12.00	$ 12.00
Merger Agreement Amendment | Business Combination Agreement | Tempo | Common stock | Minimum
COMMITMENTS AND CONTINGENCIES
Base purchase price						$ 235,000,000
Merger Agreement Amendment | Business Combination Agreement | Tempo | Common stock | Maximum
COMMITMENTS AND CONTINGENCIES
Base purchase price						$ 257,927,013
Backstop Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price			$ 25,000,000							$ 25,000,000
Third Amended And Restated Subscription Agreements | Business Combination Agreement | Common stock | PIPE Investors
COMMITMENTS AND CONTINGENCIES
Additional number of shares issued | shares				500,000
PIPE Investment Under Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price			$ 82,000,000
Tempo Holdings Llc | Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price									$ 175,000,000
Aggregate principal amount					$ 1,100,000
Interest rate									13.00%
Tor Asia Credit Opportunity Master Fund Ii Lp | Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price									$ 25,000,000
Interest rate									13.00%